[Letterhead of CBL & Associates Properties, Inc.]

CBL Center, Suite 500

2030 Hamilton Place Bvld

Chattanooga, TN 37421-6000

March 1, 2007

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

RE:	CBL & Associates Properties,

Inc. Annual Report on Form 10-K

SEC File No. 1-2494

Dear Sirs:

Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing is CBL & Associates Properties, Inc.'s Annual Report on Form

10-K ("Form 10-K") for the fiscal year ended December 31, 2006.

This filing is being effected by direct transmission to the Commission's Edgar

System.

Sincerely,

CBL & ASSOCIATES PROPERTIES, INC.

Andrew Cobb, CPA
Vice President and Director of Accounting

Phone	423 855-0001
Fax	423 490-8634